Equity - Summary of Classes of Share Capital - Common Shares (Parenthetical) (Detail) - Common shares [member] - Greystone Capital Management Inc. [member] shares in Millions, $ in Millions	Nov. 01, 2018 CAD ($) shares
Disclosure of classes of share capital [line items]
Common shares issued | shares	4.7
Purchase consideration paid in shares, value | $	$ 342
Stock based compensation [member]
Disclosure of classes of share capital [line items]
Common shares issued | shares	0.3
Share-based compensation replacement number of shares value | $	$ 24